T. ROWE PRICE FINANCIAL SERVICES FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 92.8%
BANKS 24.8%

Money Center Banks 8.6%
Citigroup	285,073	12,007
JPMorgan Chase	80,148	7,216
Wells Fargo	918,868	26,372
		45,595
Non-U. S. Banks 1.6%
BAWAG Group (EUR)	175,308	4,890
Erste Group Bank (EUR)	147,574	2,702
KBC Group (EUR)	22,412	1,017
		8,609
Regional Banks 14.6%
Atlantic Capital Bancshares (1)	75,503	896
BankUnited	258,209	4,829
Bridge Bancorp	41,240	873
CenterState Bank	242,089	4,171
East West Bancorp	206,400	5,313
FB Financial	89,230	1,760
Fifth Third Bancorp	889,989	13,216
First Bancshares	33,562	640
Heritage Commerce	255,118	1,957
Home BancShares	415,837	4,986
Howard Bancorp (1)	165,827	1,801
National Bank Holdings, Class A	45,895	1,097
Pacific Premier Bancorp	170,141	3,205
Pinnacle Financial Partners	151,126	5,673
PNC Financial Services Group	74,200	7,102
Popular	20,326	711
Professional Holding, Class A (1)	22,563	360
Seacoast Banking (1)	202,677	3,711
Signature Bank	128,055	10,294

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FINANCIAL SERVICES FUND

	Shares	$ Value
(Cost and value in $000s)
Western Alliance Bancorp (2)	134,225	4,109
		76,704
Total Banks		130,908
CAPITAL MARKETS 18.8%

Asset Managers 1.8%
Assetmark Financial Holdings (1)(2)	33,875	691
Barings BDC (2)	322,485	2,412
Franklin Resources	115,800	1,933
KKR, Class A	25,900	608
Virtus Investment Partners	49,700	3,782
		9,426
Exchanges 7.4%
Cboe Global Markets	122,385	10,923
CME Group	52,954	9,156
Intercontinental Exchange	180,663	14,589
Tradeweb Markets, Class A	102,931	4,327
		38,995
Security Brokers & Dealers 7.3%
Charles Schwab	159,400	5,359
E*TRADE Financial	245,025	8,409
Goldman Sachs Group	13,900	2,149
Lazard, Class A	134,600	3,171
Morgan Stanley	222,021	7,549
Raymond James Financial	85,300	5,391
TD Ameritrade Holding	161,242	5,589
XP, Class A (1)	46,167	890
		38,507
Trust Banks 2.3%
State Street	233,237	12,425
		12,425
Total Capital Markets		99,353
FINANCE 8.9%
Consumer Finance 3.7%
Ally Financial	158,200	2,283
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FINANCIAL SERVICES FUND

	Shares	$ Value
(Cost and value in $000s)

Capital One Financial	45,300	2,284
Encore Capital Group (1)	178,737	4,179
PRA Group (1)	152,500	4,227
SLM	875,143	6,292
		19,265
Diversified Financials 3.7%
Euronet Worldwide (1)	50,500	4,329
Mastercard, Class A	19,582	4,730
Visa, Class A	66,038	10,640
		19,699
Thrift & Mortgage Finance 1.5%
PennyMac Financial Services	184,462	4,079
Webster Financial	168,518	3,859
		7,938
Total Finance		46,902
INSURANCE 31.6%

Insurance Agents - Brokers & Services 0.6%
Marsh & McLennan	34,257	2,962
		2,962
Life Insurance 1.8%
AIA Group (HKD)	128,400	1,150
Equitable Holdings	263,494	3,807
MetLife	113,300	3,464
Sun Life Financial (2)	37,500	1,203
		9,624
Property & Casualty Insurance 24.4%
American International Group	548,800	13,308
Assurant	152,110	15,833
Axis Capital Holdings	176,841	6,835
Chubb	289,600	32,345
CNA Financial	128,471	3,988
Direct Line Insurance Group (GBP)	550,615	2,010
Hiscox (GBP)	369,262	4,205
Kemper	52,900	3,934
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FINANCIAL SERVICES FUND

	Shares	$ Value
(Cost and value in $000s)

Munich Re (EUR)	6,768	1,361
Palomar Holdings (1)	27,304	1,588
PICC Property & Casualty, H Shares (HKD)	3,844,000	3,681
Powszechny Zaklad Ubezpieczen (PLN)	219,750	1,651
ProAssurance	79,852	1,996
RenaissanceRe Holdings	22,500	3,360
RSA Insurance Group (GBP)	1,292,953	6,747
Safety Insurance Group	42,836	3,617
Sampo, A Shares (EUR)	321,181	9,266
Sompo Holdings (JPY)	25,700	792
State Auto Financial	91,891	2,554
Zurich Insurance Group (CHF)	27,215	9,561
		128,632
Title Insurance 4.8%
Black Knight (1)	123,417	7,165
CoreLogic	197,380	6,028
Fidelity National Financial	147,055	3,659
First American Financial	203,107	8,614
		25,466
Total Insurance		166,684
MISCELLANEOUS 1.7%

Other 1.7%
Brink's	27,200	1,416
Equifax	17,550	2,096
Fidelity National Information Services	31,100	3,783
nCino, Acquisition Date: 9/16/19, Cost $1,032 (1)(3)(4)	47,450	763
Nerdwallet, Acquisition Date: 3/18/20, Cost $823 (1)(3)(4)	117,536	823
Total Miscellaneous		8,881
REAL ESTATE 7.0%

Real Estate 7.0%
Alexander & Baldwin, REIT	173,500	1,946
American Campus Communities, REIT	307,451	8,532
JBG SMITH Properties, REIT	337,444	10,741
SL Green Realty, REIT	139,746	6,023

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FINANCIAL SERVICES FUND

	Shares	$ Value
(Cost and value in $000s)
Vornado Realty Trust, REIT	262,518	9,506
Total Real Estate		36,748
Total Common Stocks (Cost $555,524)		489,476
SHORT-TERM INVESTMENTS 6.2%
Money Market Funds 6.2%
T. Rowe Price Government Reserve Fund, 0.95% (5)(6)	32,567,961	32,568
Total Short-Term Investments (Cost $32,568)		32,568
SECURITIES LENDING COLLATERAL 0.4%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 0.4%
Short-Term Funds 0.4%
T. Rowe Price Short-Term Fund, 1.28% (5)(6)	212,090	2,121
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		2,121
Total Securities Lending Collateral (Cost $2,121)		2,121

Total Investments in Securities 99.4%
(Cost $590,213)		$524,165
Other Assets Less Liabilities 0.6%		2,988
Net Assets 100.0%		$527,153

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2020.
(3)	Level 3 in fair value hierarchy.
(4)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $1,586 and represents 0.3% of net assets.
(5)	Seven-day yield
(6)	Affiliated Companies

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FINANCIAL SERVICES FUND

CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
PLN	Polish Zloty
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FINANCIAL SERVICES FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$143
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$143+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	3/31/20
T. Rowe Price Government
Reserve Fund	$47,114		¤	¤	$32,568
T. Rowe Price Short-Term
Fund	5,689		¤	¤	2,121
					$34,689^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $143 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $34,689.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FINANCIAL SERVICES FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Financial Services Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE FINANCIAL SERVICES FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE FINANCIAL SERVICES FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$438,857	$ 49,033	$ 1,586	$ 489,476
Short-Term Investments	32,568	—	—	32,568
Securities Lending Collateral	2,121	—	—	2,121
Total	$473,546	$ 49,033	$ 1,586	$ 524,165

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(269,000) for the period ended March 31, 2020.

($000s)
	Beginning	Gain (Loss)		Ending
	Balance	During		Balance
	1/1/20	Period	Total Purchases	3/31/20
Investment in Securities
Common Stocks	$1,032	$(269)	$823	$1,586